OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended
Jun. 30, 2022
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2022	December 31, 2021
	(Unaudited)
Oil and gas property - subject to amortization	$25,340,270	$23,828,143
Accumulated depletion and impairment	(20,599,820)	(20,223,663)
Oil and gas property - subject to amortization, net	$4,740,450	$3,604,480

Oil and gas property - not subject to amortization	$1,151,804	$1,151,804
Accumulated impairment	-	-
Oil and gas property - not subject to amortization, net	$1,151,804	$1,151,804

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property -   subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2021	$3,604,480
Additional capitalization	1,512,127
Depletion	(376,157)
June 30, 2022 (Unaudited)	$4,740,450